ORGANIZATION AND DESCRIPTION OF BUSINESS (Details) - USD ($) $ in Thousands	Nov. 30, 2015	Oct. 31, 1992
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Registered capital of Taizhou Fuling	$ 21,360	$ 510